united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 06/30/22

Item 1. Reports to Stockholders.

Acclivity Mid Cap Multi-Style Fund

Acclivity Small Cap Value Fund

Semi-Annual Report
June 30, 2022

www.acclivityfunds.com
1 (855) 873-3837

Distributed by Northern Lights Distributors, LLC
Member FINRA

ACCLIVITY MID CAP MULTI-STYLE FUND

PORTFOLIO REVIEW (Unaudited)

June 30, 2022

The Fund’s performance figures* for the periods ended June 30, 2022, compared to its benchmark:

			Since Inception
	Six Months	One Year	(12/31/19)
Acclivity Mid Cap Multi-Style Fund - Class I	(16.43)%	(11.67)%	5.17%
Acclivity Mid Cap Multi-Style Fund - Class N	(16.43)%	(11.67)%	5.17%
Russell Mid-Cap Total Return Index**	(21.57)%	(17.30)%	4.86%
S&P 500 Total Return Index***	(19.96)%	(10.62)%	8.27%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 53.70% for Class I shares and 53.95% for Class N shares per the May 1, 2022, prospectus. After fee waivers, the Fund’s total annual operating expenses are 0.45% for Class I shares and 0.70% for Class N shares. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS).

**	The Russell Mid-Cap Total Return Index measures the performance of the smallest 800 companies in the Russell 1000 index. Investors cannot invest directly in an index.

***	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

Holdings By Asset Class as of June 30, 2022	% of Net Assets
Insurance	9.4%
Oil & Gas Producers	5.9%
Banking	4.2%
Retail - Discretionary	4.1%
Machinery	4.1%
Software	3.4%
Technology Hardware	3.3%
Health Care Facilities & Services	3.3%
Chemicals	3.1%
Semiconductors	3.0%
Other Investments & Assets in Excess of Liabilities	56.2%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

ACCLIVITY SMALL CAP VALUE FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2022

The Fund’s performance figures* for the periods ended June 30, 2022, compared to its benchmark:

				Since Inception
	Six Months	One Year	Three Year	(12/31/18)
Acclivity Small Cap Value Fund - Class I	(12.83)%	(7.93)%	11.33%	13.11%
Acclivity Small Cap Value Fund - Class N	(12.71)%	(7.81)%	11.30%	13.06%
Russell 2000® Value Total Return Index**	(17.31)%	(16.28)%	6.18%	9.16%
S&P 500 Total Return Index***	(19.96)%	(10.62)%	10.60%	14.47%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 3.64% for Class I shares and 3.89% for Class N shares per the May 1, 2022 prospectus. After fee waivers, the Fund’s total annual operating expenses are 0.49% for Class I shares and 0.74% for Class N shares. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS).

**	The Russell 2000® Value Total Return Index measures the performance of the largest 2,000 U.S. companies determined by total market capitalization. Investors cannot invest directly in an index.

***	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

Holdings By Asset Class as of June 30, 2022	% of Net Assets
Banking	18.6%
Insurance	7.3%
Oil & Gas Producers	5.9%
Retail - Discretionary	5.3%
Specialty Finance	5.1%
Home Construction	4.7%
Transportation & Logistics	4.2%
Technology Hardware	4.1%
Commercial Support Services	3.2%
Food	3.1%
Other Investments & Assets in Excess of Liabilities	38.5%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.4%
	ADVERTISING & MARKETING - 0.6%
81	Interpublic Group of Companies, Inc.	$2,230
2	Omnicom Group, Inc.	127
8	Trade Desk, Inc., Class A(a)	335
		2,692
	AEROSPACE & DEFENSE - 0.8%
25	Howmet Aerospace, Inc.	786
6	Huntington Ingalls Industries, Inc.	1,307
1	Teledyne Technologies, Inc.(a)	375
2	Textron, Inc.	122
9	Woodward, Inc.	833
		3,423
	APPAREL & TEXTILE PRODUCTS - 1.6%
7	Columbia Sportswear Company	501
4	Crocs, Inc.(a)	195
5	Deckers Outdoor Corporation(a)	1,277
20	Hanesbrands, Inc.	206
5	PVH Corporation	284
17	Ralph Lauren Corporation	1,524
38	Skechers USA, Inc., Class A(a)	1,352
45	Tapestry, Inc.	1,373
		6,712
	ASSET MANAGEMENT - 0.9%
2	Apollo Global Management, Inc.	97
7	Ares Management Corporation, Class A	398
16	Carlyle Group, Inc.	506
9	Franklin Resources, Inc.	210
3	LPL Financial Holdings, Inc.	553
4	Raymond James Financial, Inc.	358
31	Stifel Financial Corporation	1,737
		3,859
	AUTOMOTIVE - 1.5%
19	Autoliv, Inc.	1,360
61	BorgWarner, Inc.	2,035
42	Gentex Corporation	1,175

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.4% (Continued)
	AUTOMOTIVE - 1.5% (Continued)
4	Harley-Davidson, Inc.	$127
13	Lear Corporation	1,636
		6,333
	BANKING - 4.2%
5	Citizens Financial Group, Inc.	178
4	Comerica, Inc.	294
14	Cullen/Frost Bankers, Inc.	1,630
12	East West Bancorp, Inc.	778
124	First Horizon Corporation	2,711
4	Huntington Bancshares, Inc.	48
12	KeyCorporation	207
3	M&T Bank Corporation	478
19	Pinnacle Financial Partners, Inc.	1,374
23	Prosperity Bancshares, Inc.	1,570
10	Regions Financial Corporation	187
18	SouthState Corporation	1,389
1	SVB Financial Group(a)	395
38	Synovus Financial Corporation	1,370
140	Valley National Bancorp	1,457
34	Webster Financial Corporation	1,433
8	Western Alliance Bancorp	565
37	Zions Bancorp NA	1,883
		17,947
	BEVERAGES - 0.6%
1	Boston Beer Company, Inc., Class A(a)	303
45	Molson Coors Beverage Company, Class B	2,453
		2,756
	BIOTECH & PHARMA - 2.9%
1	ACADIA Pharmaceuticals, Inc.(a)	14
3	BioMarin Pharmaceutical, Inc.(a)	249
1	Blueprint Medicines Corporation(a)	51
6	Denali Therapeutics, Inc.(a)	177
123	Elanco Animal Health, Inc.(a)	2,414
82	Exelixis, Inc.(a)	1,707

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.4% (Continued)
	BIOTECH & PHARMA - 2.9% (Continued)
31	Halozyme Therapeutics, Inc.(a)	$1,364
27	Ionis Pharmaceuticals, Inc.(a)	1,000
1	Iovance Biotherapeutics, Inc.(a)	11
2	Mirati Therapeutics, Inc.(a)	134
15	Neurocrine Biosciences, Inc.(a)	1,462
3	Novavax, Inc., Class A(a)	154
17	Sarepta Therapeutics, Inc.(a)	1,274
1	TG Therapeutics, Inc.(a)	4
3	Ultragenyx Pharmaceutical, Inc.(a)	179
9	United Therapeutics Corporation(a)	2,121
		12,315
	CHEMICALS - 3.1%
1	Albemarle Corporation	209
12	Ashland Global Holdings, Inc.	1,237
1	Avery Dennison Corporation	162
2	Celanese Corporation	235
8	CF Industries Holdings, Inc.	686
42	Chemours Company	1,345
20	Eastman Chemical Company	1,795
11	FMC Corporation	1,177
50	Huntsman Corporation	1,418
3	International Flavors & Fragrances, Inc.	357
22	Mosaic Company	1,039
39	Olin Corporation	1,805
9	RPM International, Inc.	708
56	Univar Solutions, Inc.(a)	1,393
		13,566
	COMMERCIAL SUPPORT SERVICES - 1.6%
46	Aramark	1,409
9	ASGN, Inc.(a)	812
4	Clean Harbors, Inc.(a)	351
37	H&R Block, Inc.	1,307
3	ManpowerGroup, Inc.	229
22	Robert Half International, Inc.	1,648

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.4% (Continued)
	COMMERCIAL SUPPORT SERVICES - 1.6% (Continued)
4	Stericycle, Inc.(a)	$175
24	Terminix Global Holdings, Inc.(a)	976
		6,907
	CONSTRUCTION MATERIALS - 1.6%
15	Advanced Drainage Systems, Inc.	1,351
9	Carlisle Companies, Inc.	2,147
1	Eagle Materials, Inc.	110
1	Martin Marietta Materials, Inc.	299
47	MDU Resources Group, Inc.	1,269
23	Owens Corning	1,709
		6,885
	CONSUMER SERVICES - 0.6%
37	Service Corp International	2,558

	CONTAINERS & PACKAGING - 1.5%
6	Crown Holdings, Inc.	553
58	Graphic Packaging Holding Company	1,189
2	Packaging Corp of America	275
30	Sealed Air Corporation	1,732
3	Sonoco Products Company	171
64	Westrock Company	2,550
		6,470
	DIVERSIFIED INDUSTRIALS - 0.2%
16	ITT, Inc.	1,076

	E-COMMERCE DISCRETIONARY - 0.5%
30	Etsy, Inc.(a)	2,196

	ELECTRIC UTILITIES - 2.3%
10	Alliant Energy Corporation	586
8	Evergy, Inc.	522
1	Hawaiian Electric Industries, Inc.	41
8	IDACORP, Inc.	847
16	NextEra Energy Partners, L.P.	1,187

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.4% (Continued)
	ELECTRIC UTILITIES - 2.3% (Continued)
9	NRG Energy, Inc.	$343
46	OGE Energy Corporation	1,774
25	Pinnacle West Capital Corporation	1,828
1	Portland General Electric Company	48
115	Vistra Corporation	2,628
		9,804
	ELECTRICAL EQUIPMENT - 1.7%
30	A O Smith Corporation	1,640
6	Acuity Brands, Inc.	924
29	Cognex Corporation	1,233
1	Generac Holdings, Inc.(a)	211
8	Hubbell, Inc.	1,429
5	Littelfuse, Inc.	1,270
2	National Instruments Corporation	62
4	Trimble, Inc.(a)	233
21	Vertiv Holdings Company	173
		7,175
	ENGINEERING & CONSTRUCTION - 1.4%
22	AECOM	1,435
3	EMCOR Group, Inc.	309
3	Jacobs Engineering Group, Inc.	381
23	KBR, Inc.	1,113
13	MasTec, Inc.(a)	932
4	Quanta Services, Inc.	501
8	Tetra Tech, Inc.	1,093
3	WillScot Mobile Mini Holdings Corporation(a)	97
		5,861
	ENTERTAINMENT CONTENT - 0.6%
21	Take-Two Interactive Software, Inc.(a)	2,573

	FOOD - 2.3%
1	BellRing Brands, Inc.(a)	25
35	Campbell Soup Company	1,682
30	Darling Ingredients, Inc.(a)	1,794

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.4% (Continued)
	FOOD - 2.3% (Continued)
45	Flowers Foods, Inc.	$1,184
15	Ingredion, Inc.	1,322
12	J M Smucker Company	1,536
30	Lamb Weston Holdings, Inc.	2,144
1	Lancaster Colony Corporation	129
		9,816
	FORESTRY, PAPER & WOOD PRODUCTS - 0.5%
24	Louisiana-Pacific Corporation	1,258
19	Trex Company, Inc.(a)	1,034
		2,292
	GAS & WATER UTILITIES - 2.9%
8	Atmos Energy Corporation	897
47	Essential Utilities, Inc.	2,155
19	National Fuel Gas Company	1,255
119	NiSource, Inc.	3,509
16	Southwest Gas Holdings, Inc.	1,393
86	UGI Corporation	3,321
		12,530
	HEALTH CARE FACILITIES & SERVICES - 3.3%
1	Amedisys, Inc.(a)	105
24	Cardinal Health, Inc.	1,254
8	Charles River Laboratories International, Inc.(a)	1,712
3	Chemed Corporation	1,408
2	DaVita, Inc.(a)	160
24	Encompass Health Corporation	1,345
24	Henry Schein, Inc.(a)	1,842
2	Invitae Corporation(a)	5
5	LHC Group, Inc.(a)	779
20	Syneos Health, Inc.(a)	1,434
36	Teladoc Health, Inc.(a)	1,196
30	Universal Health Services, Inc., Class B	3,021
		14,261
	HOME & OFFICE PRODUCTS - 1.3%
8	Leggett & Platt, Inc.	277

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.4% (Continued)
	HOME & OFFICE PRODUCTS - 1.3% (Continued)
84	Newell Brands, Inc.	$1,599
15	Scotts Miracle-Gro Company	1,185
13	Tempur Sealy International, Inc.	278
16	Whirlpool Corporation	2,478
		5,817
	HOME CONSTRUCTION - 2.1%
28	Fortune Brands Home & Security, Inc.	1,677
30	Masco Corporation	1,518
16	Mohawk Industries, Inc.(a)	1,985
63	PulteGroup, Inc.	2,497
30	Toll Brothers, Inc.	1,338
		9,015
	HOUSEHOLD PRODUCTS - 0.3%
190	Coty, Inc., Class A(a)	1,522

	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.0%(b)
1	Timken Company	53

	INDUSTRIAL SUPPORT SERVICES - 1.3%
7	AMERCO	3,347
1	SiteOne Landscape Supply, Inc.(a)	119
1	United Rentals, Inc.(a)	243
2	Watsco, Inc.	478
12	WESCO International, Inc.(a)	1,285
		5,472
	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
16	Houlihan Lokey, Inc.	1,263
68	Jefferies Financial Group, Inc.	1,878
31	SEI Investments Company	1,675
		4,816
	INSURANCE - 9.4%
6	Alleghany Corporation(a)	4,999
26	American Financial Group, Inc.	3,609
19	Assurant, Inc.	3,284

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.4% (Continued)
	INSURANCE - 9.4% (Continued)
8	Cincinnati Financial Corporation	$952
161	Equitable Holdings, Inc.	4,197
34	Globe Life, Inc.	3,314
11	Hartford Financial Services Group, Inc.	720
79	Lincoln National Corporation	3,695
10	Loews Corporation	593
1	Markel Corporation(a)	1,293
134	Old Republic International Corporation	2,996
3	Primerica, Inc.	359
11	Principal Financial Group, Inc.	735
1	Radian Group, Inc.	20
15	Reinsurance Group of America, Inc.	1,759
11	RLI Corporation	1,282
79	Unum Group	2,687
34	Voya Financial, Inc.	2,024
27	W R Berkley Corporation	1,843
		40,361
	INTERNET MEDIA & SERVICES - 0.8%
2	Expedia Group, Inc.(a)	190
26	GoDaddy, Inc., Class A(a)	1,808
82	Pinterest, Inc., Class A(a)	1,489
1	TripAdvisor, Inc.(a)	18
		3,505
	LEISURE FACILITIES & SERVICES - 2.2%
31	Boyd Gaming Corporation	1,542
12	Choice Hotels International, Inc.	1,340
6	Churchill Downs, Inc.	1,149
4	Darden Restaurants, Inc.	452
24	Hilton Grand Vacations, Inc.(a)	857
9	Marriott Vacations Worldwide Corporation	1,046
2	Penn National Gaming, Inc.(a)	61
14	Texas Roadhouse, Inc.	1,025
4	Vail Resorts, Inc.	872

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.4% (Continued)
	LEISURE FACILITIES & SERVICES - 2.2% (Continued)
19	Wyndham Hotels & Resorts, Inc.	$1,249
		9,593
	LEISURE PRODUCTS - 1.4%
23	Brunswick Corporation	1,504
4	Fox Factory Holding Corporation(a)	322
27	Hasbro, Inc.	2,211
14	Mattel, Inc.(a)	313
12	Polaris, Inc.	1,191
8	Thor Industries, Inc.	598
		6,139
	MACHINERY - 4.1%
16	AGCO Corporation	1,579
6	Curtiss-Wright Corporation	792
28	Donaldson Company, Inc.	1,348
4	Enovis Corporation(a)	220
1	Flowserve Corporation	29
28	Graco, Inc.	1,664
1	IDEX Corporation	182
14	Lincoln Electric Holdings, Inc.	1,727
9	Middleby Corporation(a)	1,128
2	MSA Safety, Inc.	242
9	Nordson Corporation	1,822
12	Oshkosh Corporation	986
16	Regal Rexnord Corporation	1,816
14	Snap-on, Inc.	2,758
20	Toro Company	1,516
		17,809
	MEDICAL EQUIPMENT & DEVICES - 2.4%
7	ABIOMED, Inc.(a)	1,733
2	Bio-Techne Corporation	693
2	Bruker Corporation	126
50	DENTSPLY SIRONA, Inc.	1,786
27	Exact Sciences Corporation(a)	1,064
3	Globus Medical, Inc., Class A(a)	168

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.4% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.4% (Continued)
1	Haemonetics Corporation(a)	$65
2	Insulet Corporation(a)	436
6	Integra LifeSciences Holdings Corporation(a)	324
1	iRhythm Technologies, Inc.(a)	108
6	Masimo Corporation(a)	784
1	Nevro Corporation(a)	44
1	Penumbra, Inc.(a)	125
1	Repligen Corporation(a)	162
5	Shockwave Medical, Inc.(a)	956
7	Teleflex, Inc.	1,721
		10,295
	METALS & MINING - 0.9%
57	Alcoa Corporation	2,598
51	Cleveland-Cliffs, Inc.(a)	784
3	Royal Gold, Inc.	320
		3,702
	OIL & GAS PRODUCERS - 5.1%
82	Antero Resources Corporation(a)	2,513
3	ConocoPhillips	269
38	Coterra Energy, Inc.	980
8	Diamondback Energy, Inc.	969
96	EQT Corporation	3,302
50	HF Sinclair Corporation	2,258
33	Magnolia Oil & Gas Corporation	693
25	Marathon Oil Corporation	562
27	Matador Resources Company	1,258
50	Murphy Oil Corporation	1,510
34	PDC Energy, Inc.	2,095
68	Range Resources Corporation(a)	1,683
39	SM Energy Company	1,333
215	Southwestern Energy Company(a)	1,344
18	Targa Resources Corporation	1,074
		21,843

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.4% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 0.4%
12	Halliburton Company	$376
68	NOV, Inc.	1,150
		1,526
	PUBLISHING & BROADCASTING - 0.9%
11	Liberty Media Corp-Liberty Formula One - Series C(a)	698
157	News Corporation, CLASS A - NON-VOTING	2,446
4	Nexstar Media Group, Inc., Class A	652
		3,796
	REAL ESTATE SERVICES - 0.4%
9	Jones Lang LaSalle, Inc.(a)	1,574

	REIT - 0.3%
1	Texas Pacific Land Corporation	1,488

	RENEWABLE ENERGY - 0.9%
2	Enphase Energy, Inc.(a)	390
21	First Solar, Inc.(a)	1,431
95	Plug Power, Inc.(a)	1,574
14	Sunrun, Inc.(a)	327
		3,722
	RETAIL - CONSUMER STAPLES - 1.2%
31	BJ’s Wholesale Club Holdings, Inc.(a)	1,932
9	Casey’s General Stores, Inc.	1,665
12	Five Below, Inc.(a)	1,361
1	Ollie’s Bargain Outlet Holdings, Inc.(a)	59
		5,017
	RETAIL - DISCRETIONARY - 4.1%
2	Advance Auto Parts, Inc.	346
17	AutoNation, Inc.(a)	1,900
59	Builders FirstSource, Inc.(a)	3,168
12	Burlington Stores, Inc.(a)	1,635
12	Dick’s Sporting Goods, Inc.	904
1	Floor & Decor Holdings, Inc., Class A(a)	63
16	Gap, Inc.	132

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.4% (Continued)
	RETAIL - DISCRETIONARY - 4.1% (Continued)
3	Genuine Parts Company	$399
37	Kohl’s Corporation	1,321
8	Lithia Motors, Inc.	2,199
111	Macy’s, Inc.	2,034
5	RH(a)	1,061
1	Tractor Supply Company	194
1	Ulta Beauty, Inc.(a)	385
19	Williams-Sonoma, Inc.	2,108
		17,849
	SEMICONDUCTORS - 3.0%
4	Azenta, Inc.	288
1	Cirrus Logic, Inc.(a)	73
4	Entegris, Inc.	368
24	II-VI, Inc.(a)	1,223
12	IPG Photonics Corporation(a)	1,130
24	Lattice Semiconductor Corporation(a)	1,164
6	Marvell Technology, Inc.	261
13	MKS Instruments, Inc.	1,334
1	Monolithic Power Systems, Inc.	384
9	ON Semiconductor Corporation(a)	453
27	Qorvo, Inc.(a)	2,547
3	Silicon Laboratories, Inc.(a)	421
9	Synaptics, Inc.(a)	1,062
4	Teradyne, Inc.	358
7	Universal Display Corporation	708
18	Wolfspeed, Inc.(a)	1,142
		12,916
	SOFTWARE - 3.4%
1	ACI Worldwide, Inc.(a)	26
1	Alteryx, Inc., Class A(a)	49
2	Aspen Technology, Inc.(a)	367
26	Black Knight, Inc.(a)	1,700
25	CDK Global, Inc.	1,369
26	Citrix Systems, Inc.	2,526

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.4% (Continued)
	SOFTWARE - 3.4% (Continued)
3	Concentrix Corporation	$407
1	Five9, Inc.(a)	91
11	Guidewire Software, Inc.(a)	781
13	Manhattan Associates, Inc.(a)	1,490
4	NortonLifeLock, Inc.	88
3	Omnicell, Inc.(a)	341
7	Paylocity Holding Corporation(a)	1,221
5	Pegasystems, Inc.	239
20	PTC, Inc.(a)	2,127
15	Tenable Holdings, Inc.(a)	681
7	Teradata Corporation(a)	259
2	Varonis Systems, Inc.(a)	59
6	Zendesk, Inc.(a)	444
3	Ziff Davis, Inc.(a)	224
		14,489
	SPECIALTY FINANCE - 1.7%
122	Fidelity National Financial, Inc.	4,509
47	First American Financial Corporation	2,487
1	MGIC Investment Corporation	13
1	SLM Corporation	16
12	Synchrony Financial	331
		7,356
	STEEL - 0.8%
6	Reliance Steel & Aluminum Company	1,019
11	Steel Dynamics, Inc.	728
101	United States Steel Corporation	1,809
		3,556
	TECHNOLOGY HARDWARE - 3.3%
19	Arrow Electronics, Inc.(a)	2,130
33	Ciena Corporation(a)	1,508
18	Dolby Laboratories, Inc., Class A	1,288
12	F5, Inc.(a)	1,836
31	Jabil, Inc.	1,588
75	Juniper Networks, Inc.	2,137

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.4% (Continued)
	TECHNOLOGY HARDWARE - 3.3% (Continued)
13	Lumentum Holdings, Inc.(a)	$1,032
4	NetApp, Inc.	261
73	Pure Storage, Inc., Class A(a)	1,877
3	TD SYNNEX Corporation	273
1	ViaSat, Inc.(a)	31
8	Western Digital Corporation(a)	359
		14,320
	TECHNOLOGY SERVICES - 2.9%
27	Booz Allen Hamilton Holding Corporation	2,440
4	CACI International, Inc., Class A(a)	1,127
81	DXC Technology Company(a)	2,455
2	Euronet Worldwide, Inc.(a)	201
1	Fair Isaac Corporation(a)	401
1	Gartner, Inc.(a)	242
12	Jack Henry & Associates, Inc.	2,160
8	Leidos Holdings, Inc.	806
79	Western Union Company	1,301
8	WEX, Inc.(a)	1,244
		12,377
	TELECOMMUNICATIONS - 0.1%
9	Iridium Communications, Inc.(a)	338

	TRANSPORTATION & LOGISTICS - 2.0%
22	Alaska Air Group, Inc.(a)	881
25	CH Robinson Worldwide, Inc.	2,534
7	GXO Logistics, Inc.(a)	303
1	JB Hunt Transport Services, Inc.	158
1	JetBlue Airways Corporation(a)	8
37	Knight-Swift Transportation Holdings, Inc.	1,713
8	Landstar System, Inc.	1,163
4	Saia, Inc.(a)	752
25	XPO Logistics, Inc.(a)	1,204
		8,716

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.4% (Continued)
	TRANSPORTATION EQUIPMENT - 0.1%
4	Westinghouse Air Brake Technologies Corporation	$328

	WHOLESALE - CONSUMER STAPLES - 0.8%
51	Performance Food Group Company(a)	2,345
38	US Foods Holding Corporation(a)	1,166
		3,511
	WHOLESALE - DISCRETIONARY - 0.5%
34	LKQ Corporation	1,669
1	Pool Corporation	351
		2,020

	TOTAL COMMON STOCKS (Cost $435,073)	414,848

	PARTNERSHIP SHARES — 0.8%
	OIL & GAS PRODUCERS - 0.8%
27	Magellan Midstream Partners, L.P.	1,290
91	Western Midstream Partners, L.P.	2,212
	TOTAL PARTNERSHIP SHARES (Cost $3,541)	3,502

	MONEY MARKET FUNDS - 4.5%
19,181	First American Treasury Obligations Fund Class X, 1.31%(c)	19,181
	TOTAL MONEY MARKET FUNDS (Cost $19,181)

	TOTAL INVESTMENTS - 101.7% (Cost $457,795)	$437,531
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7)%	(7,384)
	NET ASSETS - 100.0%	$430,147

(a)	Non-income producing security.

(b)	Amount represents less than .05%

(c)	Rate disclosed is the seven day effective yield as of June 30, 2022

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.6%
	ADVERTISING & MARKETING - 0.0%(a)
268	Fluent, Inc.(b)	$319

	AEROSPACE & DEFENSE - 0.9%
495	AAR Corporation(b)	20,711
581	Barnes Group, Inc.	18,092
162	Ducommun, Inc.(b)	6,973
358	Kaman Corporation	11,188
665	Kratos Defense & Security Solutions, Inc.(b)	9,230
4	Mercury Systems, Inc.(b)	257
514	Moog, Inc., Class A	40,807
71	National Presto Industries, Inc.	4,660
2	SIFCO Industries, Inc.(b)	6
		111,924
	APPAREL & TEXTILE PRODUCTS - 0.5%
443	Culp, Inc.	1,905
313	Jerash Holdings US, Inc.	1,474
264	Lakeland Industries, Inc.(b)	4,055
368	Movado Group, Inc.	11,382
495	PVH Corporation	28,165
53	Rocky Brands, Inc.	1,812
209	Superior Group of Companies, Inc.	3,710
149	Tandy Leather Factory, Inc.(b)	711
387	Unifi, Inc.(b)	5,441
22	Weyco Group, Inc.	538
		59,193
	ASSET MANAGEMENT - 0.4%
15	Associated Capital Group, Inc., Class A	538
16	Entasis Therapeutics Holdings, Inc.(b)	35
14	First Western Financial, Inc.(b)	381
39	Hennessy Advisors, Inc.	407
1,160	ODP Corporation(b)	35,078
386	Oppenheimer Holdings, Inc., Class A	12,753
		49,192

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.6% (Continued)
	AUTOMOTIVE - 1.6%
231	American Axle & Manufacturing Holdings, Inc.(b)	$1,739
665	China Automotive Systems, Inc.(b)	1,796
940	Dana, Inc.	13,226
2,504	Goodyear Tire & Rubber Company(b)	26,818
2,968	Harley-Davidson, Inc.	93,967
1,725	Kandi Technologies Group, Inc.(b)	4,140
452	Methode Electronics, Inc.	16,742
181	Miller Industries, Inc.	4,103
1,311	Modine Manufacturing Company(b)	13,805
401	Motorcar Parts of America, Inc.(b)	5,261
309	Standard Motor Products, Inc.	13,902
9	Unique Fabricating, Inc.(b)	12
		195,511
	BANKING - 18.6%
40	ACNB Corporation	1,188
395	Allegiance Bancshares, Inc.	14,915
1,001	Amalgamated Financial Corporation	19,800
227	American National Bankshares, Inc.	7,856
1,269	Ameris Bancorp	50,988
48	Ames National Corporation	1,065
2,544	Associated Banc-Corporation	46,453
1,158	Atlantic Union Bankshares Corporation	39,279
84	Banc of California, Inc.	1,480
11	Bank of Marin Bancorp	350
281	Bank of Princeton	7,716
1,741	Bank OZK	65,340
845	BankFinancial Corporation	7,935
1,546	BankUnited, Inc.	54,991
141	Bankwell Financial Group, Inc.	4,378
35	Banner Corporation	1,967
398	Bar Harbor Bankshares	10,292
512	BayCom Corporation	10,588
606	BCB Bancorp, Inc.	10,320
420	Berkshire Hills Bancorp, Inc.	10,403

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.6% (Continued)
	BANKING - 18.6% (Continued)
1,553	Brookline Bancorp, Inc.	$20,670
605	Business First Bancshares, Inc.	12,893
94	Byline Bancorp, Inc.	2,237
1	Cadence Bank	23
38	Camden National Corporation	1,674
337	Capital City Bank Group, Inc.	9,399
275	Capitol Federal Financial, Inc.	2,524
73	Capstar Financial Holdings, Inc.	1,432
1,014	Carter Bankshares, Inc.(b)	13,385
49	CB Financial Services, Inc.	1,120
39	CBTX, Inc.	1,037
1	Central Pacific Financial Corporation	21
383	Central Valley Community Bancorp	5,553
228	ChoiceOne Financial Services, Inc.	4,592
81	Citizens & Northern Corporation	1,958
514	Citizens Community Bancorp, Inc.	7,109
518	Civista Bancshares, Inc.	11,013
513	CNB Financial Corporation	12,409
21	Codorus Valley Bancorp, Inc.	473
24	Colony Bankcorp, Inc.	362
1,518	Columbia Banking System, Inc.	43,491
187	Community Financial Corporation	6,897
393	Community Trust Bancorp, Inc.	15,893
783	ConnectOne Bancorp, Inc.	19,144
1,062	Customers Bancorp, Inc.(b)	36,002
623	Dime Community Bancshares, Inc.	18,472
166	Eagle Bancorp Montana, Inc.	3,305
2	Eagle Bancorp, Inc.	95
24	Enterprise Financial Services Corporation	996
460	Equity Bancshares, Inc., Class A	13,414
85	ESSA Bancorp, Inc.	1,428
5	Farmers & Merchants Bancorp, Inc.	166
635	Farmers National Banc Corporation	9,525
135	Financial Institutions, Inc.	3,513

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.6% (Continued)
	BANKING - 18.6% (Continued)
756	First Bancorp	$26,384
491	First Bancshares, Inc.	14,043
622	First Bank	8,696
1,282	First Busey Corporation	29,294
45	First Business Financial Services, Inc.	1,404
1	First Commonwealth Financial Corporation	13
400	First Community Bankshares, Inc.	11,764
1,612	First Financial Bancorp	31,273
435	First Financial Corporation	19,357
301	First Financial Northwest, Inc.	4,678
1,321	First Foundation, Inc.	27,054
286	First Guaranty Bancshares, Inc.	6,953
15	First Horizon Corporation	328
235	First Internet Bancorp	8,653
49	First Merchants Corporation	1,745
360	First Mid Bancshares, Inc.	12,841
371	First Northwest Bancorp	5,788
632	First of Long Island Corporation	11,079
1,365	Flagstar Bancorp, Inc.	48,389
736	Flushing Financial Corporation	15,647
6,206	FNB Corporation	67,397
196	FS Bancorp, Inc.	5,627
3,018	Fulton Financial Corporation	43,610
223	Great Southern Bancorp, Inc.	13,059
97	Hancock Whitney Corporation	4,300
306	Hanmi Financial Corporation	6,867
1,017	HarborOne Bancorp, Inc.	14,024
940	Heartland Financial USA, Inc.	39,048
62	Heritage Commerce Corporation	663
587	Heritage Financial Corporation	14,769
1,359	Hilltop Holdings, Inc.	36,231
185	Home Bancorp, Inc.	6,314
22	HomeStreet, Inc.	763
83	HomeTrust Bancshares, Inc.	2,075

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.6% (Continued)
	BANKING - 18.6% (Continued)
3,297	Hope Bancorp, Inc.	$45,630
97	Horizon Bancorp, Inc.	1,690
739	Independent Bank Corporation	14,248
312	Independent Bank Group, Inc.	21,188
370	Investar Holding Corporation	8,103
1,965	Kearny Financial Corporation	21,831
44	Lakeland Bancorp, Inc.	643
381	LCNB Corporation	5,696
672	Macatawa Bank Corporation	5,940
56	MainStreet Bancshares, Inc.	1,275
570	Mercantile Bank Corporation	18,212
35	Mid Penn Bancorp, Inc.	944
218	Middlefield Banc Corporation	5,494
1,153	Midland States Bancorp, Inc.	27,718
508	MidWestOne Financial Group, Inc.	15,098
7,621	New York Community Bancorp, Inc.	69,580
1,129	Northfield Bancorp, Inc.	14,711
224	Northrim BanCorp, Inc.	9,018
2,418	Northwest Bancshares, Inc.	30,950
1,378	OceanFirst Financial Corporation	26,361
45	Ohio Valley Banc Corporation	1,358
18	Old National Bancorp	266
6	Old Point Financial Corporation	152
4	Old Second Bancorp, Inc.	54
700	OP Bancorp	7,343
470	Orrstown Financial Services, Inc.	11,360
1,329	Pacific Premier Bancorp, Inc.	38,860
2,765	PacWest Bancorp	73,715
62	Parke Bancorp, Inc.	1,300
12	Pathfinder Bancorp, Inc.	239
351	PCSB Financial Corporation	6,701
506	Peapack-Gladstone Financial Corporation	15,028
64	Penns Woods Bancorp, Inc.	1,478
800	Premier Financial Corporation	20,280

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.6% (Continued)
	BANKING - 18.6% (Continued)
537	Primis Financial Corporation	$7,319
212	Provident Financial Holdings, Inc.	3,144
1,370	Provident Financial Services, Inc.	30,496
252	Prudential Bancorp, Inc.	3,813
27	QCR Holdings, Inc.	1,458
705	RBB Bancorp	14,572
1,086	Renasant Corporation	31,288
491	Republic Bancorp, Inc., Class A	23,691
3,100	Republic First Bancorp, Inc.(b)	11,811
782	Riverview Bancorp, Inc.	5,146
896	S&T Bancorp, Inc.	24,577
153	SB Financial Group, Inc.	2,641
396	Sierra Bancorp	8,605
1,859	Simmons First National Corporation, Class A	39,522
303	SmartFinancial, Inc.	7,320
85	South Plains Financial, Inc.	2,052
149	SouthState Corporation	11,495
1,375	Sterling Bancorp, Inc.(b)	7,838
371	Summit Financial Group, Inc.	10,306
1	Synovus Financial Corporation	36
266	Territorial Bancorp, Inc.	5,546
679	Texas Capital Bancshares, Inc.(b)	35,743
1,066	Towne Bank	28,942
625	TrustCompany Bank Corp NY	19,275
1,010	Trustmark Corporation	29,482
1	Umpqua Holdings Corporation	17
172	United Bancshares, Inc.	4,895
2,080	United Bankshares, Inc.	72,946
420	United Security Bancshares	3,200
732	Univest Financial Corporation	18,622
120	Valley National Bancorp	1,249
5	Veritex Holdings, Inc.	146
1,009	Washington Federal, Inc.	30,290
602	Waterstone Financial, Inc.	10,264

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.6% (Continued)
	BANKING - 18.6% (Continued)
1,144	WesBanco, Inc.	$36,276
924	Western New England Bancorp, Inc.	6,893
694	WSFS Financial Corporation	27,822
		2,290,861
	BEVERAGES - 0.0%(a)
51	Coffee Holding Company, Inc.	124

	BIOTECH & PHARMA - 1.1%
4,063	Amneal Pharmaceuticals, Inc.(b)	12,920
9	Amphastar Pharmaceuticals, Inc.(b)	313
56	ANI Pharmaceuticals, Inc.(b)	1,662
574	Assembly Biosciences, Inc.(b)	1,205
5	Collegium Pharmaceutical, Inc.(b)	89
47	Cumberland Pharmaceuticals, Inc.(b)	98
113	Eagle Pharmaceuticals, Inc.(b)	5,021
986	Emergent BioSolutions, Inc.(b)	30,605
27	Enanta Pharmaceuticals, Inc.(b)	1,276
218	Innoviva, Inc.(b)	3,218
255	Ironwood Pharmaceuticals, Inc.(b)	2,940
575	Prestige Consumer Healthcare, Inc.(b)	33,810
268	REGENXBIO, Inc.(b)	6,620
1,022	Sangamo Therapeutics, Inc.(b)	4,231
897	Supernus Pharmaceuticals, Inc.(b)	25,941
1	United Therapeutics Corporation(b)	236
1,263	Voyager Therapeutics, Inc.(b)	7,464
		137,649
	CABLE & SATELLITE - 0.1%
704	WideOpenWest, Inc.(b)	12,820

	CHEMICALS - 1.7%
215	AdvanSix, Inc.	7,190
1,783	AgroFresh Solutions, Inc.(b)	3,192
734	American Vanguard Corporation	16,405
181	Ashland Global Holdings, Inc.	18,652

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.6% (Continued)
	CHEMICALS - 1.7% (Continued)
45	Ecovyst, Inc.	$443
1,838	Element Solutions, Inc.	32,716
192	Haynes International, Inc.	6,292
21	HB Fuller Company	1,265
1	Huntsman Corporation	28
131	Intrepid Potash, Inc.(b)	5,933
402	Koppers Holdings, Inc.	9,101
42	Materion Corporation	3,097
1	Mativ, Inc.	25
377	Minerals Technologies, Inc.	23,125
28	Oil-Dri Corp of America	858
135	Quaker Houghton	20,185
18	Rayonier Advanced Materials, Inc.(b)	47
112	Stepan Company	11,351
473	Univar Solutions, Inc.(b)	11,764
760	Valhi, Inc.	34,458
		206,127
	COMMERCIAL SUPPORT SERVICES - 3.2%
1,523	ABM Industries, Inc.	66,129
2,169	Acacia Research Corporation(b)	10,932
25	AMN Healthcare Services, Inc.(b)	2,743
1,386	ARC Document Solutions, Inc.	3,645
37	BGSF, Inc.	457
1,479	BrightView Holdings, Inc.(b)	17,748
875	Cross Country Healthcare, Inc.(b)	18,226
1	Deluxe Corporation	22
423	Ennis, Inc.	8,557
150	Franchise Group, Inc.	5,261
415	Heidrick & Struggles International, Inc.	13,430
106	Huron Consulting Group, Inc.(b)	6,889
1,030	Information Services Group, Inc.	6,963
919	Kelly Services, Inc., Class A	18,224
608	Korn Ferry	35,276
486	ManpowerGroup, Inc.	37,135

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.6% (Continued)
	COMMERCIAL SUPPORT SERVICES - 3.2% (Continued)
679	Resources Connection, Inc.	$13,831
618	Schnitzer Steel Industries, Inc., Class A	20,295
572	Stericycle, Inc.(b)	25,082
731	Terminix Global Holdings, Inc.(b)	29,715
676	TrueBlue, Inc.(b)	12,100
137	UniFirst Corporation	23,589
409	Vectrus, Inc.(b)	13,685
		389,934
	CONSTRUCTION MATERIALS - 0.6%
1	Apogee Enterprises, Inc.	39
2,022	MDU Resources Group, Inc.	54,574
621	Summit Materials, Inc., Class A(b)	14,463
		69,076
	CONSUMER SERVICES - 1.8%
699	Adtalem Global Education, Inc.(b)	25,143
568	American Public Education, Inc.(b)	9,179
72	Graham Holdings Company, Class B	40,812
274	Grand Canyon Education, Inc.(b)	25,808
1,017	Lincoln Educational Services Corporation(b)	6,417
363	Matthews International Corporation, Class A	10,407
2,263	Perdoceo Education Corporation(b)	26,658
539	Strategic Education, Inc.	38,043
853	Stride, Inc.(b)	34,794
807	Universal Technical Institute, Inc.(b)	5,754
		223,015
	CONTAINERS & PACKAGING - 0.3%
372	Greif, Inc., Class A	23,206
283	TriMas Corporation	7,836
		31,042
	E-COMMERCE DISCRETIONARY - 0.1%
875	1-800-Flowers.com, Inc., Class A(b)	8,321
519	Lands’ End, Inc.(b)	5,512
		13,833

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.6% (Continued)
	ELECTRICAL EQUIPMENT - 1.7%
420	Advanced Energy Industries, Inc.	$30,652
21	API Group Corporation(b)	314
247	Argan, Inc.	9,218
838	Bel Fuse, Inc., Class B	13,039
547	Belden, Inc.	29,139
295	Itron, Inc.(b)	14,582
644	Kimball Electronics, Inc.(b)	12,944
187	Littelfuse, Inc.	47,506
14	LSI Industries, Inc.	86
169	National Instruments Corporation	5,278
248	OSI Systems, Inc.(b)	21,189
208	Powell Industries, Inc.	4,861
111	Preformed Line Products Company	6,827
16	RF Industries Ltd.(b)	99
353	SPX Corporation(b)	18,653
129	WidePoint Corporation(b)	308
		214,695
	ENGINEERING & CONSTRUCTION - 0.5%
347	Arcosa, Inc.	16,111
1	Dycom Industries, Inc.(b)	93
1	EMCOR Group, Inc.	103
18	Fluor Corporation(b)	438
61	Granite Construction, Inc.	1,778
9	KBR, Inc.	435
44	Limbach Holdings, Inc.(b)	235
1	MasTec, Inc.(b)	72
279	Mistras Group, Inc.(b)	1,657
2	MYR Group, Inc.(b)	176
21	Orion Group Holdings, Inc.(b)	48
605	Primoris Services Corporation	13,165
653	Sterling Infrastructure, Inc.(b)	14,314
342	Tutor Perini Corporation(b)	3,003
278	VSE Corporation	10,447
		62,075

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.6% (Continued)
	ENTERTAINMENT CONTENT - 0.2%
957	AMC Networks, Inc., Class A(b)	$27,868

	FOOD - 3.1%
150	Alico, Inc.	5,344
750	B&G Foods, Inc.	17,835
557	Cal-Maine Foods, Inc.	27,521
704	Hain Celestial Group, Inc.(b)	16,713
1,872	Hostess Brands, Inc.(b)	39,705
607	Ingredion, Inc.	53,513
281	Landec Corporation(b)	2,802
37	Natural Health Trends Corporation	199
322	Nature’s Sunshine Products, Inc.(b)	3,436
622	Post Holdings, Inc.(b)	51,222
18	S&W Seed Company(b)	18
353	Sanderson Farms, Inc.	76,082
14	Seaboard Corporation	54,356
191	Seneca Foods Corporation, Class A(b)	10,608
1	Simply Good Foods Company(b)	38
1	Tootsie Roll Industries, Inc.	35
562	TreeHouse Foods, Inc.(b)	23,503
		382,930
	FORESTRY, PAPER & WOOD PRODUCTS - 1.1%
807	Boise Cascade Company	48,009
14	Glatfelter Corporation	96
2,662	Mercer International, Inc.	35,005
2	Neenah, Inc.	68
3,718	Resolute Forest Products, Inc.	47,442
		130,620
	HEALTH CARE FACILITIES & SERVICES - 2.3%
988	Acadia Healthcare Company, Inc.(b)	66,818
1,085	AdaptHealth Corporation(b)	19,573
1,727	Brookdale Senior Living, Inc.(b)	7,841
924	Covetrus, Inc.(b)	19,173

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.3% (Continued)
366	HealthEquity, Inc.(b)	$22,469
79	LHC Group, Inc.(b)	12,303
1,062	MEDNAX, Inc.(b)	22,313
163	National HealthCare Corporation	11,394
118	OPKO Health, Inc.(b)	299
251	Owens & Minor, Inc.	7,894
1,476	Patterson Companies, Inc.	44,723
793	Premier, Inc., Class A	28,294
4	Psychemedics Corporation	25
876	Select Medical Holdings Corporation	20,691
		283,810
	HOME & OFFICE PRODUCTS - 0.4%
2,422	ACCO Brands Corporation	15,816
58	Hooker Furnishings Corporation	902
63	iRobot Corporation(b)	2,315
4	Kewaunee Scientific Corporation(b)	66
45	Kimball International, Inc., Class B	345
488	Lifetime Brands, Inc.	5,388
2,506	Steelcase, Inc., Class A	26,889
100	Virco Mfg. Corporation(b)	385
		52,106
	HOME CONSTRUCTION - 4.7%
139	American Woodmark Corporation(b)	6,256
1,357	Beazer Homes USA, Inc.(b)	16,379
636	Century Communities, Inc.	28,601
5	Dixie Group, Inc.(b)	6
1,301	Forestar Group, Inc.(b)	17,811
1,493	Green Brick Partners, Inc.(b)	29,218
872	Griffon Corporation	24,442
1	Interface, Inc.	13
1,189	KB Home	33,839
235	LGI Homes, Inc.(b)	20,422
1,193	M/I Homes, Inc.(b)	47,314
2,132	MDC Holdings, Inc.	68,885

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.6% (Continued)
	HOME CONSTRUCTION - 4.7% (Continued)
1,094	Meritage Homes Corporation(b)	$79,315
495	Patrick Industries, Inc.	25,661
3,793	Taylor Morrison Home Corporation(b)	88,604
1,050	Toll Brothers, Inc.	46,830
2,636	Tri Pointe Homes, Inc.(b)	44,469
		578,065
	HOUSEHOLD PRODUCTS - 0.5%
12	Central Garden & Pet Company, Class A(b)	480
546	Clearwater Paper Corporation(b)	18,362
290	Crown Crafts, Inc. ARS	1,815
721	Edgewell Personal Care Company	24,889
110	Nu Skin Enterprises, Inc., Class A	4,763
757	Quanex Building Products Corporation	17,222
		67,531
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.7%
585	Ampco-Pittsburgh Corporation(b)	2,264
290	AZZ, Inc.	11,838
195	Core Molding Technologies, Inc.(b)	1,792
121	Eastern Company	2,461
25	EnPro Industries, Inc.	2,048
345	L B Foster Company, Class A(b)	4,440
20	Park-Ohio Holdings Corporation	317
121	Strattec Security Corporation(b)	4,011
971	Timken Company	51,512
603	Tredegar Corporation	6,030
		86,713
	INDUSTRIAL SUPPORT SERVICES - 0.6%
244	DXP Enterprises, Inc.(b)	7,474
2,618	Resideo Technologies, Inc.(b)	50,842
606	Titan Machinery, Inc.(b)	13,580
1	WESCO International, Inc.(b)	107
		72,003

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.6% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 0.0% (b)
1	Jefferies Financial Group, Inc.	$28

	INSURANCE - 7.3%
4,021	American Equity Investment Life Holding Company	147,048
1,159	Brighthouse Financial, Inc.(b)	47,542
3,105	Citizens, Inc.(b)	13,010
6,783	CNO Financial Group, Inc.	122,705
1,618	Donegal Group, Inc., Class A	27,587
850	eHealth, Inc.(b)	7,931
785	Employers Holdings, Inc.	32,884
19,988	Genworth Financial, Inc., Class A(b)	70,558
774	Hallmark Financial Services, Inc.(b)	1,873
966	Horace Mann Educators Corporation	37,075
2,017	Kemper Corporation	96,614
551	Kingstone Companies, Inc.	2,171
62	National Western Life Group, Inc., Class A	12,568
2,654	NMI Holdings, Inc., Class A(b)	44,189
3,033	ProAssurance Corporation	71,670
5,116	Radian Group, Inc.	100,529
1,110	Security National Financial Corporation, Class A(b)	9,389
337	Tiptree, Inc.	3,579
246	Unico American Corporation(b)	531
849	United Fire Group, Inc.	29,061
338	United Insurance Holdings Corporation	527
1,211	Universal Insurance Holdings, Inc.	15,779
245	Unum Group	8,335
		903,155
	INTERNET MEDIA & SERVICES - 0.2%
448	Cars.com, Inc.(b)	4,225
246	DHI Group, Inc.(b)	1,222
650	HealthStream, Inc.(b)	14,111
1,449	TrueCar, Inc.(b)	3,753
1	Yelp, Inc.(b)	28
		23,339

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.6% (Continued)
	LEISURE FACILITIES & SERVICES - 0.5%
10	Ark Restaurants Corporation	$180
17	Biglari Holdings, Inc.(b)	2,086
1,295	Carrols Restaurant Group, Inc.	2,616
775	Century Casinos, Inc.(b)	5,580
353	Chuy’s Holdings, Inc.(b)	7,032
426	El Pollo Loco Holdings, Inc.(b)	4,192
555	Fiesta Restaurant Group, Inc.(b)	3,963
834	Good Times Restaurants, Inc.(b)	2,510
595	Marcus Corporation(b)	8,788
1,001	Penn National Gaming, Inc.(b)	30,450
		67,397
	LEISURE PRODUCTS - 1.5%
481	Escalade, Inc.	6,248
541	Funko, Inc., Class A(b)	12,075
216	LCI Industries	24,166
407	Smith & Wesson Brands, Inc.	5,344
979	Thor Industries, Inc.	73,161
949	Vista Outdoor, Inc.(b)	26,477
731	Winnebago Industries, Inc.	35,497
		182,968
	MACHINERY - 0.8%
1	AGCO Corporation	99
126	Alamo Group, Inc.	14,670
588	Altra Industrial Motion Corporation	20,727
176	Astec Industries, Inc.	7,177
292	CECO Environmental Corporation(b)	1,746
61	Columbus McKinnon Corporation	1,731
175	ESCO Technologies, Inc.	11,965
29	Flowserve Corporation	830
270	Gencor Industries, Inc.(b)	2,743
1	Hillenbrand, Inc.	41
216	Hurco Companies, Inc.	5,344
4	Hyster-Yale Materials Handling, Inc., Class A	129
118	Intevac, Inc.(b)	571

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.6% (Continued)
	MACHINERY - 0.8% (Continued)
709	Kennametal, Inc.	$16,470
495	LS Starrett Company, Class A(b)	3,475
594	Manitowoc Company, Inc.(b)	6,255
396	NN, Inc.(b)	1,002
		94,975
	MEDICAL EQUIPMENT & DEVICES - 1.5%
452	AngioDynamics, Inc.(b)	8,746
401	Artivion, Inc.(b)	7,571
678	Avanos Medical, Inc.(b)	18,537
207	Fonar Corporation(b)	3,144
719	Harvard Bioscience, Inc.(b)	2,588
23	ICU Medical, Inc.(b)	3,781
178	Inogen, Inc.(b)	4,304
266	Integer Holdings Corporation(b)	18,796
56	Integra LifeSciences Holdings Corporation(b)	3,026
588	Meridian Bioscience, Inc.(b)	17,887
18	Merit Medical Systems, Inc.(b)	977
8	Myriad Genetics, Inc.(b)	145
698	Natus Medical, Inc.(b)	22,874
52	NuVasive, Inc.(b)	2,556
608	QuidelOrtho Corporation(b)	59,085
8	Utah Medical Products, Inc.	687
717	Varex Imaging Corporation(b)	15,337
		190,041
	METALS & MINING - 0.8%
1	Alcoa Corporation	46
884	Coeur Mining, Inc.(b)	2,687
19	CONSOL Energy, Inc.(b)	938
1	Encore Wire Corporation	104
1,720	Gold Resource Corporation	2,804
4,866	Hecla Mining Company	19,075
834	Peabody Energy Corporation(b)	17,789
3,483	SunCoke Energy, Inc.	23,719

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.6% (Continued)
	METALS & MINING - 0.8% (Continued)
1,161	Warrior Met Coal, Inc.	$35,538
		102,700
	OIL & GAS PRODUCERS - 5.9%
235	Antero Resources Corporation(b)	7,203
4,661	Berry Corporation	35,517
1,691	Callon Petroleum Company(b)	66,287
11,726	Centennial Resource Development, Inc., Class A(b)	70,122
1	Civitas Resources, Inc.	52
4,463	CNX Resources Corporation(b)	73,461
833	Comstock Resources, Inc.(b)	10,063
934	Delek US Holdings, Inc.(b)	24,135
2,091	Earthstone Energy, Inc., Class A(b)	28,542
1	EQT Corporation	34
23	Equitrans Midstream Corporation	146
1,634	HF Sinclair Corporation	73,791
1,098	Kimbell Royalty Partners, L.P.	17,217
1	Matador Resources Company	47
2,413	Murphy Oil Corporation	72,849
1,919	PBF Energy, Inc., Class A(b)	55,689
2	PDC Energy, Inc.	123
3,918	Plains GP Holdings, L.P. - Series MLP	40,434
97	Ranger Oil Corporation(b)	3,188
5,604	Ring Energy, Inc.(b)	14,907
103	SilverBow Resources, Inc.(b)	2,921
3,103	Talos Energy, Inc.(b)	48,003
767	TravelCenters of America, Inc.(b)	26,439
704	Whiting Petroleum Corporation	47,893
		719,063
	OIL & GAS SERVICES & EQUIPMENT - 1.0%
1,930	Archrock, Inc.	15,961
8	Dawson Geophysical Company(b)	11
336	Dril-Quip, Inc.(b)	8,669
225	Geospace Technologies Corporation(b)	1,067
734	Helix Energy Solutions Group, Inc.(b)	2,275

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.6% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 1.0% (Continued)
479	Helmerich & Payne, Inc.	$20,626
4	MRC Global, Inc.(b)	40
126	Natural Gas Services Group, Inc.(b)	1,386
2,382	Newpark Resources, Inc.(b)	7,360
824	NOV, Inc.	13,934
1,739	NOW, Inc.(b)	17,007
1,464	ProPetro Holding Corporation(b)	14,640
598	Select Energy Services, Inc., Class A(b)	4,078
24	Smart Sand, Inc.(b)	48
461	Solaris Oilfield Infrastructure, Inc., Class A	5,016
618	Thermon Group Holdings, Inc.(b)	8,683
402	US Silica Holdings, Inc.(b)	4,591
		125,392
	PUBLISHING & BROADCASTING - 1.6%
1,992	Beasley Broadcast Group, Inc., Class A(b)	2,550
1,747	Cumulus Media, Inc., Class A(b)	13,504
1,954	Entravision Communications Corporation, Class A	8,910
3,091	EW Scripps Company, Class A(b)	38,545
4,808	Gannett Company, Inc.(b)	13,943
4	Gray Television, Inc.	68
66	Hemisphere Media Group, Inc.(b)	504
2,282	iHeartMedia, Inc., Class A(b)	18,005
70	Saga Communications, Inc., Class A	1,739
369	Scholastic Corporation	13,273
4,044	TEGNA, Inc.	84,803
127	Townsquare Media, Inc., Class A(b)	1,040
		196,884
	REAL ESTATE OWNERS & DEVELOPERS - 0.3%
1,742	Five Point Holdings, LLC(b)	6,811
17	FRP Holdings, Inc.(b)	1,026
363	Howard Hughes Corporation(b)	24,702
1	Stratus Properties, Inc.(b)	33
		32,572

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.6% (Continued)
	REAL ESTATE SERVICES - 0.5%
4,441	Anywhere Real Estate, Inc.(b)	$43,655
836	RE/MAX Holdings, Inc., Class A	20,499
		64,154
	REIT - 0.0%
9	Ellington Financial, Inc.	132

	RENEWABLE ENERGY - 0.3%
32	Alto Ingredients, Inc.(b)	119
550	EnerSys	32,428
13	FutureFuel Corporation	95
393	Ultralife Corporation(b)	1,788
		34,430
	RETAIL - CONSUMER STAPLES - 1.0%
1,566	Big Lots, Inc.	32,839
353	Ingles Markets, Inc., Class A	30,623
737	SpartanNash Company	22,235
680	Village Super Market, Inc., Class A	15,511
269	Weis Markets, Inc.	20,051
		121,259
	RETAIL - DISCRETIONARY - 5.3%
3	Aaron’s Company, Inc.	44
357	Abercrombie & Fitch Company, Class A(b)	6,040
1,614	American Eagle Outfitters, Inc.	18,044
104	America’s Car-Mart, Inc.(b)	10,462
454	Asbury Automotive Group, Inc.(b)	76,880
1	AutoNation, Inc.(b)	112
346	Bassett Furniture Industries, Inc.	6,269
24	Beacon Roofing Supply, Inc.(b)	1,233
612	Big 5 Sporting Goods Corporation	6,861
193	BlueLinx Holdings, Inc.(b)	12,894
79	Build-A-Bear Workshop, Inc.	1,297
5	Caleres, Inc.	131
110	Citi Trends, Inc.(b)	2,601
1,621	Conn’s, Inc.(b)	13,000

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.6% (Continued)
	RETAIL - DISCRETIONARY - 5.3% (Continued)
882	Container Store Group, Inc.(b)	$5,495
1	Designer Brands, Inc., Class A	13
1	Dick’s Sporting Goods, Inc.	75
751	Ethan Allen Interiors, Inc.	15,178
2,492	Foot Locker, Inc.	62,923
1,963	Gap, Inc.	16,175
402	Genesco, Inc.(b)	20,064
400	GMS, Inc.(b)	17,800
327	Group 1 Automotive, Inc.	55,525
244	Guess?, Inc.	4,160
264	Haverty Furniture Companies, Inc.	6,120
104	Hibbett, Inc.	4,546
829	Kirkland’s, Inc.(b)	2,918
2,024	Kohl’s Corporation	72,237
731	La-Z-Boy, Inc.	17,332
779	Lazydays Holdings, Inc.(b)	9,177
489	LL Flooring Holdings, Inc.(b)	4,582
599	MarineMax, Inc.(b)	21,636
257	Monro, Inc.	11,020
1	Penske Automotive Group, Inc.	105
4	PetIQ, Inc.(b)	67
4,281	Qurate Retail, Inc. - Series A	12,286
863	Rush Enterprises, Inc., Class A	41,597
620	Shoe Carnival, Inc.	13,398
963	Sonic Automotive, Inc., Class A	35,275
908	Sportsman’s Warehouse Holdings, Inc.(b)	8,708
814	Tile Shop Holdings, Inc.	2,499
626	Tilly’s, Inc., Class A	4,395
732	Urban Outfitters, Inc.(b)	13,659
819	Vera Bradley, Inc.(b)	3,554
382	Zumiez, Inc.(b)	9,932
		648,319
	SEMICONDUCTORS - 2.7%
3,455	Amkor Technology, Inc.	58,562

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.6% (Continued)
	SEMICONDUCTORS - 2.7% (Continued)
227	Amtech Systems, Inc.(b)	$1,657
215	Axcelis Technologies, Inc.(b)	11,791
388	CEVA, Inc.(b)	13,021
680	Cirrus Logic, Inc.(b)	49,327
1	Cohu, Inc.(b)	28
517	CTS Corporation	17,604
459	Data I/O Corporation(b)	1,409
60	Diodes, Inc.(b)	3,874
227	FormFactor, Inc.(b)	8,792
337	GSI Technology, Inc.(b)	1,163
328	IPG Photonics Corporation(b)	30,875
74	Kulicke & Soffa Industries, Inc.	3,168
741	MagnaChip Semiconductor Corporation(b)	10,767
9	NeoPhotonics Corporation(b)	142
110	Onto Innovation, Inc.(b)	7,671
684	Photronics, Inc.(b)	13,324
1,695	Rambus, Inc.(b)	36,425
260	Richardson Electronics Ltd.	3,812
48	Trio-Tech International(b)	208
423	Ultra Clean Holdings, Inc.(b)	12,593
111	Veeco Instruments, Inc.(b)	2,153
2,488	Vishay Intertechnology, Inc.	44,336
		332,702
	SOFTWARE - 1.8%
1,325	ACI Worldwide, Inc.(b)	34,304
2,063	Allscripts Healthcare Solutions, Inc.(b)	30,594
287	Asure Software, Inc.(b)	1,636
3,289	Avaya Holdings Corporation(b)	7,367
549	CareCloud, Inc.(b)	1,880
361	Computer Programs and Systems, Inc.(b)	11,541
180	Digi International, Inc.(b)	4,360
535	Ebix, Inc.	9,042
30	NextGen Healthcare, Inc.(b)	523
322	OneSpan, Inc.(b)	3,832

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.6% (Continued)
	SOFTWARE - 1.8% (Continued)
70	PDF Solutions, Inc.(b)	$1,506
2,387	SolarWinds Corporation	24,467
675	Verint Systems, Inc.(b)	28,586
2,526	Xperi Holding Corporation	36,450
272	Ziff Davis, Inc.(b)	20,272
		216,360
	SPECIALTY FINANCE - 5.1%
2,085	Air Lease Corporation	69,702
1,331	Bread Financial Holdings, Inc.	49,327
577	Consumer Portfolio Services, Inc.(b)	5,914
9	Elevate Credit, Inc.(b)	21
933	Enova International, Inc.(b)	26,889
1,630	EZCORP, Inc., Class A(b)	12,241
378	GATX Corporation	35,592
1	Investors Title Company	157
8,134	MGIC Investment Corporation	102,488
2,686	Mr Cooper Group, Inc.(b)	98,684
4,508	Navient Corporation	63,067
9	Nelnet, Inc., Class A	767
1,918	PennyMac Financial Services, Inc.	83,836
1,008	PRA Group, Inc.(b)	36,651
2	Regional Management Corporation	75
699	Stewart Information Services Corporation	34,775
31	Willis Lease Finance Corporation(b)	1,162
		621,348
	STEEL - 1.7%
707	Carpenter Technology Corporation	19,732
2,920	Commercial Metals Company	96,652
76	Friedman Industries, Inc.	619
72	Northwest Pipe Company(b)	2,156
559	Olympic Steel, Inc.	14,394
1,277	Ryerson Holding Corporation	27,187
1,322	TimkenSteel Corporation(b)	24,735

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.6% (Continued)
	STEEL - 1.7% (Continued)
393	Worthington Industries, Inc.	$17,331
		202,806
	TECHNOLOGY HARDWARE - 4.1%
618	ADTRAN, Inc.	10,833
204	AstroNova, Inc.(b)	2,444
25	Aviat Networks, Inc.(b)	626
2,750	Avnet, Inc.	117,920
469	Aware, Inc.(b)	1,116
661	Benchmark Electronics, Inc.	14,912
639	Comtech Telecommunications Corporation	5,796
1,398	Daktronics, Inc.(b)	4,208
753	EMCORE Corporation(b)	2,312
39	GoPro, Inc., Class A(b)	216
839	Harmonic, Inc.(b)	7,274
380	InterDigital, Inc.	23,104
2	Jabil, Inc.	102
392	Key Tronic Corporation(b)	1,729
1,290	Knowles Corporation(b)	22,356
215	Maxar Technologies, Inc.	5,609
657	NETGEAR, Inc.(b)	12,167
928	NetScout Systems, Inc.(b)	31,413
731	PCTEL, Inc.	2,990
218	Plexus Corporation(b)	17,113
3,218	Ribbon Communications, Inc.(b)	9,783
1,105	Sanmina Corporation(b)	45,007
1,092	Super Micro Computer, Inc.(b)	44,062
2,180	TTM Technologies, Inc.(b)	27,250
227	Universal Electronics, Inc.(b)	5,804
865	ViaSat, Inc.(b)	26,495
470	Viavi Solutions, Inc.(b)	6,218
245	Vishay Precision Group, Inc.(b)	7,137
581	VOXX International Corporation(b)	5,409
2,741	Xerox Holdings Corporation	40,704
		502,109

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.6% (Continued)
	TECHNOLOGY SERVICES - 1.2%
385	comScore, Inc.(b)	$793
8,424	Conduent, Inc.(b)	36,392
25	CSG Systems International, Inc.	1,492
11	ICF International, Inc.	1,045
289	Insight Enterprises, Inc.(b)	24,935
39	John Wiley & Sons, Inc., Class A	1,863
205	ManTech International Corporation, Class A	19,567
685	MAXIMUS, Inc.	42,819
108	NetSol Technologies, Inc.(b)	344
5	RCM Technologies, Inc.(b)	101
1,053	Repay Holdings Corporation(b)	13,531
791	StarTek, Inc.(b)	2,286
		145,168
	TELECOMMUNICATIONS - 1.0%
369	ATN International, Inc.	17,310
1,471	Consolidated Communications Holdings, Inc.(b)	10,297
2,169	EchoStar Corporation, Class A(b)	41,862
278	KVH Industries, Inc.(b)	2,419
425	Spok Holdings, Inc.	2,677
3,303	Telephone and Data Systems, Inc.	52,154
		126,719
	TOBACCO & CANNABIS - 0.2%
433	Universal Corporation	26,196

	TRANSPORTATION & LOGISTICS - 4.2%
1,489	Air Transport Services Group, Inc.(b)	42,779
445	ArcBest Corporation	31,315
1,081	Atlas Air Worldwide Holdings, Inc.(b)	66,708
717	Covenant Logistics Group, Inc.	17,990
1,017	Heartland Express, Inc.	14,146
609	Hub Group, Inc., Class A(b)	43,202
168	JetBlue Airways Corporation(b)	1,406
618	Kirby Corporation(b)	37,599
595	Marten Transport Ltd.	10,008

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.6% (Continued)
	TRANSPORTATION & LOGISTICS - 4.2% (Continued)
860	Matson, Inc.	$62,677
382	Overseas Shipholding Group, Inc., Class A(b)	783
96	Patriot Transportation Holding, Inc.	714
845	Radiant Logistics, Inc.(b)	6,270
735	Ryder System, Inc.	52,229
2,446	Schneider National, Inc., Class B	54,741
119	SkyWest, Inc.(b)	2,529
485	Spirit Airlines, Inc.(b)	11,562
376	Universal Logistics Holdings, Inc.	10,269
487	USA Truck, Inc.(b)	15,302
955	Werner Enterprises, Inc.	36,806
		519,035
	TRANSPORTATION EQUIPMENT - 0.2%
875	Commercial Vehicle Group, Inc.(b)	5,110
340	Greenbrier Companies, Inc.	12,237
732	REV Group, Inc.	7,957
59	Wabash National Corporation	801
		26,105
	WHOLESALE - CONSUMER STAPLES - 0.4%
600	Andersons, Inc.	19,794
845	United Natural Foods, Inc.(b)	33,293
		53,087
	WHOLESALE - DISCRETIONARY - 0.8%
48	Acme United Corporation	1,520
432	Educational Development Corporation	1,823
322	ePlus, Inc.(b)	17,105
831	G-III Apparel Group Ltd.(b)	16,811
1,435	KAR Auction Services, Inc.(b)	21,195
452	PC Connection, Inc.	19,911
517	ScanSource, Inc.(b)	16,099
19	Veritiv Corporation(b)	2,062
7	Wayside Technology Group, Inc.	233
443	ZAGG CVR(b)(c)	—
		96,759

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.6% (Continued)
	TOTAL COMMON STOCKS (Cost $13,169,960)	$12,124,238

	PARTNERSHIP SHARES — 1.3%
	METALS & MINING - 0.0%(a)
300	Alliance Resource Partners, L.P.	5,469

	OIL & GAS PRODUCERS - 1.3%
1,240	Crestwood Equity Partners, L.P.	29,859
1,654	DCP Midstream, L.P.	48,925
1,893	Genesis Energy, L.P.	15,182
832	Global Partners, L.P.	19,552
2,812	NuStar Energy, L.P.	39,368
3	Plains All American Pipeline, L.P.	29
		152,915
	SPECIALTY FINANCE - 0.0%
23	America First Multifamily Investors, L.P.	421
114	Fortress Transportation and Infrastructure Investors, LLC	2,205
		2,626

	TOTAL PARTNERSHIP SHARES (Cost $166,410)	161,010

	RIGHT — 0.0%(a)
	RENEWABLE ENERGY - 0.0%(a)
2	Pineapple Energy, Inc. (b) (Cost $3)	3

	TOTAL INVESTMENTS - 99.9% (Cost $13,336,373)	$12,285,251
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	7,761
	NET ASSETS - 100.0%	$12,293,012

(a)	Amount represents less than .05%

(b)	Non-income producing security.

(c)	Fair value was determined using significant unobservable inputs. See Note 2.

See accompanying notes to financial statements.

Acclivity Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

	Acclivity Mid Cap		Acclivity Small Cap
	Multi-Style Fund		Value Fund
ASSETS
Investment securities:
At cost	$457,795		$13,336,373
At value	$437,531		$12,285,251
Receivable for Fund shares sold	—		2,570
Dividends and interest receivable	347		8,720
Receivable due from Adviser	22,385		27,381
Prepaid expenses and other assets	2,550		24,105
TOTAL ASSETS	462,813		12,348,027

LIABILITIES
Due to Custodian	—		24,600
Audit fees payable	6,924		7,052
Payable to related parties	10,858		5,059
Accrued expenses and other liabilities	14,884		18,304
TOTAL LIABILITIES	32,666		55,015
NET ASSETS	$430,147		$12,293,012

Net Assets Consist Of:
Paid in capital	$433,433		$12,684,104
Accumulated deficit	(3,286)		(391,092)
NET ASSETS	$430,147		$12,293,012

Net Asset Value Per Share:
Class I Shares:
Net Assets	$430,136		$12,292,997
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	38,445		841,567
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.19		$14.61

Class N Shares:
Net Assets	$11		$15
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1		1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.19	(a)	$14.76	(a)

(a)	Net asset value may not recalculate due to the rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

Acclivity Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2022

	Acclivity Mid Cap	Acclivity Small Cap
	Multi-Style Fund	Value Fund
INVESTMENT INCOME
Dividends (Foreign Taxes Withheld - $0 and $14, respectively)	$2,681	$81,942
Interest	40	461
TOTAL INVESTMENT INCOME	2,721	82,403

EXPENSES
Investment advisory fees	578	19,222
Administration fees	16,076	17,765
Trustees’ fees	18,000	13,374
Legal fees	14,117	16,885
Transfer agent fees	11,799	12,188
Registration fees	1,001	16,486
Audit fees	8,906	7,441
Compliance officer fees	3,557	3,452
Insurance expense	3,157	3,283
Shareholder reporting expense	838	4,234
Custody fees	2,968	1,280
Fund accounting fees	1,316	2,519
Third party administrative servicing fees	51	3,262
Other expenses	2,824	5,908
TOTAL EXPENSES	85,188	127,299

Less: Fees waived/reimbursed by the Adviser	(84,460)	(103,619)

NET EXPENSES	728	23,680
NET INVESTMENT INCOME	1,993	58,723

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain from investments	6,243	202,837
Net change in unrealized depreciation on investments	(73,315)	(1,767,552)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(67,072)	(1,564,715)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(65,079)	$(1,505,992)

See accompanying notes to financial statements.

Acclivity Mid Cap Multi-Style Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	June 30, 2022	December 31,
	(Unaudited)	2021
FROM OPERATIONS
Net investment income	$1,993	$2,814
Net realized gain from investments	6,243	23,822
Net change in unrealized appreciation/(depreciation) of investments	(73,315)	22,276
Net increase/(decrease) in net assets resulting from operations	(65,079)	48,912

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class I	—	(3,958)
Class N	—	(0	) ^
Net decrease in net assets from distributions to shareholders	—	(3,958)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	199,501	105,000
Net asset value of shares issued in reinvestment of distributions
Class I	—	3,958
Class N	—	0	^
Net increase in net assets from shares of beneficial interest	199,501	108,958

TOTAL INCREASE IN NET ASSETS	134,422	153,912

NET ASSETS
Beginning of Period	295,725	141,813
End of Period	$430,147	$295,725

SHARE ACTIVITY - CLASS I
Shares sold	16,353	8,954
Shares reinvested	—	296
Net increase in shares of beneficial interest outstanding	16,353	9,250

SHARE ACTIVITY - CLASS N
Shares reinvested	—	0	#
Net increase in shares of beneficial interest outstanding	—	—

^	Amount represents less than $0.50.

#	Amount represents less than 0.50 shares.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	June 30, 2022	December 31,
	(Unaudited)	2021
FROM OPERATIONS
Net investment income	$58,723	$78,324
Net realized gain from investments	202,837	938,593
Distributions of realized gains from underlying investment companies	—	42
Net change in unrealized appreciation/(depreciation) of investments	(1,767,552)	70,568
Net increase/(decrease) in net assets resulting from operations	(1,505,992)	1,087,527

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class I	—	(256,124)
Class N	—	(0	) ^
Net decrease in net assets from distributions to shareholders	—	(256,124)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	6,601,501	7,622,596
Class N	—	62,212
Net asset value of shares issued in reinvestment of distributions
Class I	—	209,922
Class N	—	0	^
Payments for shares redeemed
Class I	(3,451,001)	(832,252)
Class N	—	(80,633)
Net increase in net assets from shares of beneficial interest	3,150,500	6,981,845

TOTAL INCREASE IN NET ASSETS	1,644,508	7,813,248

NET ASSETS
Beginning of Period	10,648,504	2,835,256
End of Period	$12,293,012	$10,648,504

SHARE ACTIVITY - CLASS I
Shares sold	416,567	446,660
Shares reinvested	—	12,684
Shares redeemed	(210,443)	(51,938)
Net increase in shares of beneficial interest outstanding	206,124	407,406

SHARE ACTIVITY - CLASS N
Shares sold	—	4,059
Shares reinvested	—	0	#
Shares redeemed	—	(4,885)
Net decrease in shares of beneficial interest outstanding	—	(826)

^	Amount represents less than $0.50.

#	Amount represents less than 0.50 shares.

See accompanying notes to financial statements.

Acclivity Mid Cap Multi-Style Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Year Ended		Period* Ended
	June 30, 2022		December 31,		December 31,
	(Unaudited)		2021		2020
Net asset value, beginning of period	$13.39		$11.04		$10.00
Activity from investment operations:
Net investment income (1)	0.07		0.13		0.10
Net realized and unrealized gain/(loss) on investments	(2.27)		2.40		0.94
Total from investment operations	(2.20)		2.53		1.04
Less distributions from:
Net investment income	—		(0.18)		—
Net realized gains	—		(0.00	) (8)	—
Total distributions	—		(0.18)		—
Net asset value, end of period	$11.19		$13.39		$11.04
Total return (2)	(16.43	)% (3)	22.93%		10.40	% (3)
Net assets, at end of period (000s)	$430		$296		$142
Ratio of gross expenses to average net assets (4)(5)	51.48	% (6)	53.69%		97.49	% (6)
Ratio of net expenses to average net assets (5)	0.44	% (6)	0.44%		0.47	% (6)
Ratio of net investment income to average net assets (5)(7)	1.20	% (6)	1.05%		1.07	% (6)
Portfolio turnover rate	18	% (3)	40%		47	% (3)

*	The inception date of the Acclivity Mid Cap Multi-Style Fund was December 31, 2019 and the Fund commenced operations on January 2, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Not annualized.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(8)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

Acclivity Mid Cap Multi-Style Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class N
	Six Months Ended		Year Ended		Period* Ended
	June 30, 2022		December 31,		December 31,
	(Unaudited)		2021		2020
Net asset value, beginning of period	$13.39		$11.04		$10.00
Activity from investment operations:
Net investment income (1)	0.16		0.13		0.10
Net realized and unrealized gain/(loss) on investments	(2.36)		2.40		0.94
Total from investment operations	(2.20)		2.53		1.04
Less distributions from:
Net investment income	—		(0.18)		—
Net realized gains	—		(0.00	) (9)	—
Total distributions	—		(0.18)		—
Net asset value, end of period	$11.19		$13.39		$11.04
Total return (2)	(16.43	)% (3)	22.93%		10.40	% (3)
Net assets, at end of period (4)	$11		$14		$11
Ratio of gross expenses to average net assets (5)(6)	51.73	% (7)	53.94%		97.74	% (7)
Ratio of net expenses to average net assets (6)	0.69	% (7)	0.69%		0.72	% (7)
Ratio of net investment income to average net assets (6)(8)	0.95	% (7)	0.80%		0.82	% (7)
Portfolio turnover rate	18	% (3)	40%		47	% (3)

*	The inception date of the Acclivity Mid Cap Multi-Style Fund was December 31, 2019 and the Fund commenced operations on January 2, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Not annualized.

(4)	Represents actual net assets.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(9)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Year Ended	Year Ended	Period* Ended
	June 30, 2022		December 31,	December 31,	December 31,
	(Unaudited)		2021	2020	2019
Net asset value, beginning of period	$16.76		$12.39	$11.76	$10.00
Activity from investment operations:
Net investment income (1)	0.10		0.25	0.21	0.15
Net realized and unrealized gain/(loss) on investments	(2.25)		4.53	0.67	1.69
Total from investment operations	(2.15)		4.78	0.88	1.84
Less distributions from:
Net investment income	—		(0.20)	(0.01)	(0.08)
Net realized gains	—		(0.21)	(0.24)	—
Total distributions	—		(0.41)	(0.25)	(0.08)
Net asset value, end of period	$14.61		$16.76	$12.39	$11.76
Total return (2)	(12.83	)% (6)	38.60%	7.51%	18.44	% (6)
Net assets, at end of period (000s)	$12,293		$10,648	$2,825	$2,827
Ratio of gross expenses to average net assets (3)(4)	2.58	% (5)	3.63%	5.62%	14.59	% (5)
Ratio of net expenses to average net assets (4)	0.48	% (5)	0.48%	0.54%	0.67	% (5)
Ratio of net investment income to average net assets (4)(7)	1.19	% (5)	1.53%	2.12%	1.34	% (5)
Portfolio turnover rate	48	% (6)	60%	65%	166	% (6)

*	The inception date of the Acclivity Small Cap Value Fund was December 31, 2018 and the Fund commenced operations on January 2, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class N
	Six Months Ended		Year Ended	Year Ended	Period* Ended
	June 30, 2022		December 31,	December 31,	December 31,
	(Unaudited)		2021	2020	2019
Net asset value, beginning of period	$16.91		$12.37	$11.75	$10.00
Activity from investment operations:
Net investment income (1)	0.03		0.16	0.26	0.16
Net realized and unrealized gain/(loss) on investments	(2.18)		4.59	0.61	1.67
Total from investment operations	(2.15)		4.75	0.87	1.83
Less distributions from:
Net investment income	—		—	(0.01)	(0.08)
Net realized gains	—		(0.21)	(0.24)	—
Total distributions	—		(0.21)	(0.25)	(0.08)
Net asset value, end of period	$14.76		$16.91	$12.37	$11.75
Total return (2)	(12.71	)% (6)	38.40%	7.43%	18.34	% (6)
Net assets, at end of period (000s)	$15	(7)	$18 (7)	$10	$12	(7)
Ratio of gross expenses to average net assets (3)(4)	2.83	% (5)	3.88%	5.87%	81.62	% (5)
Ratio of net expenses to average net assets (4)	0.73	% (5)	0.73%	0.79%	0.92	% (5)
Ratio of net investment income to average net assets (4)(8)	0.94	% (5)	1.28%	1.87%	1.44	% (5)
Portfolio turnover rate	48	% (6)	60%	65%	166	% (6)

*	The inception date of the Acclivity Small Cap Value Fund was December 31, 2018 and the Fund commenced operations on January 2, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

(7)	Represents actual net assets.

(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2022

1.	ORGANIZATION

The Acclivity Mid Cap Multi-Style Fund (the “Mid Cap Fund”) and Acclivity Small Cap Value Fund (the “Small Cap Fund”) (each a “Fund,” collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The inception date of the Mid Cap Fund was December 31, 2019, and the Mid Cap Fund commenced operations on January 2, 2020. The inception date of the Small Cap Fund was December 31, 2018, and the Small Cap Fund commenced operations on January 2, 2019. The Funds seek long term capital appreciation.

The Funds currently offer Class I shares and Class N shares. Class I and Class N shares are offered at net asset value without an initial sales charge. Class N shares are subject to a 0.25% Rule 12b-1 distribution and shareholder servicing fee. Each class represents an interest in the same assets of a Fund and classes are identical except for differences in ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its shareholder service and/or distribution plans.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i)

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2022

Trust, (ii) administrator, and (iii) Adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, this fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Fund utilizes various methods to measure fair value of all of its investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2022

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2022 for each Fund’s assets measured at fair value:

Acclivity Mid Cap Multi-Style Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$414,848	$—	$—	$414,848
Partnership Shares	3,502	—	—	3,502
Money Market Fund	19,181	—	—	19,181
Total	$437,531	$—	$—	$437,531

Acclivity Small Cap Value Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$12,124,238	$—	$0	$12,124,238
Partnership Shares	161,010	—	—	161,010
Right	3	—	—	3
Total	$12,285,251	$—	$0	$12,285,251

The Acclivity Mid Cap Multi-Style Fund did not hold any Level 3 securities during the period.

*	See each Fund’s Schedule of Investments for classification.

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2022

The following table is a reconciliation of assets in which Level 3 inputs were used in determining value for the Acclivity Small Cap Value Fund:

Zagg CVR
Beginning Balance	$0
Total realized gain/(loss)	—
Unrealized
Appreciation/(Depreciation)	—
Cost of Purchases	—
Proceeds from Sales	—
Proceeds from Principal	—
Accrued Interest	—
Net transfers in/out of level 3	—
Ending Balance	$0

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the Small Cap Fund’s December 31, 2019 year-end or the Small Cap Fund’s and Mid Cap Fund’s December 31, 2020-December 31, 2021 year end, or expected to be taken in the Funds’ December 31, 2022 tax returns. Each Fund has identified its major tax jurisdictions as U.S. Federal, Ohio, and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2022

that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2022, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to:

	Purchases	Sales
Mid Cap	$260,928	$61,105
Small Cap	8,069,507	4,814,987

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Innealta Capital, LLC (the “Adviser”) serves as investment adviser to the Funds. Pursuant to an Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. The Funds pay the Adviser a management fee at an annual rate of 0.35% and 0.39% of the Mid Cap Fund’s and Small Cap Fund’s average daily net assets, respectively. For the six months ended June 30, 2022, the Adviser earned $578 and $19,222 from the Mid Cap Fund and Small Cap Fund, respectively.

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2022

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until April 30, 2023, to waive a portion of its advisory fee and has agreed to reimburse each Fund for other expenses to the extent necessary so that the total expenses incurred by each Fund (excluding any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) do not exceed 0.44% and 0.69% for Class I and Class N shares of the Mid Cap Fund, respectively, and 0.48% and 0.73% for Class I and Class N shares of the Small Cap Fund, respectively.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement for a Fund, and a Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by a Fund provided that such reimbursement does not cause a Fund’s operating expenses to exceed its expense limitation. If a Fund’s operating expenses subsequently exceed its expense limitation, the reimbursements for a Fund shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the rolling three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended June 30, 2022, the Adviser waived advisory fees and reimbursed the Mid Cap Fund and Small Cap Fund for expenses in the amounts of $84,460 and $103,619, respectively.

The following amounts are subject to recapture by the Funds by the following date:

	12/31/2022	12/31/2023	12/31/2024
Mid Cap	N/A	$107,373	$142,515
Small Cap	$135,510	$117,329	$161,991

Distributor – The distributor for the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class N shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act to pay for ongoing distribution-related activities or shareholder services. Under the Plan, the Funds are permitted to pay a fee at an annual rate of 0.25% of the average daily net assets of Class N shares. For the six months ended June 30, 2022, pursuant to the Class N Plan, the Mid Cap Fund and Small Cap Fund incurred $0 and $0 in 12b-1 fees, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s shares. For the six months ended June 30, 2022, the Funds did not pay the Distributor any underwriting fees.

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2022

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at June 30, 2022, were as follows:

	Tax	Gross Unrealized	Gross Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Mid Cap Fund	$457,663	$21,410	$(41,542)	$(20,132)
Small Cap Fund	13,334,922	406,529	(1,456,200)	(1,049,671)

6.	SHAREHOLDERS & TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended December 31, 2021 and December 31, 2020 was as follows:

For fiscal year ended	Ordinary	Long-Term
12/31/2021	Income	Capital Gains	Total
Mid Cap Fund	$3,888	$70	$3,958
Small Cap Fund	119,643	136,481	256,124

For fiscal year ended	Ordinary	Long-Term
12/31/2020	Income	Capital Gains	Total
Mid Cap Fund	$—	$—	$—
Small Cap Fund	55,589	266	55,855

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2022

As of December 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficit)
Mid Cap Fund	$—	$8,610	$—	$—	$—	$53,183	$61,793
Small Cap Fund	—	397,019	—	—	—	717,881	1,114,900

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for partnerships, mark - to-market on passive foreign investment companies, and C-Corporation return of capital distributions.

At December 31, 2021, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

		Non-Expiring	Non-Expiring
	Expiring	Short-Term	Long-Term	Total	CLCF Utilized
Mid Cap Fund	$—	$—	$—	$—	$15,169
Small Cap Fund	—	—	—	—	398,707

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, resulted in reclassifications for the Funds for the fiscal year ended December 31, 2021 as follows:

	Paid In	Accumulated
	Capital	Earnings (Deficit)
Mid Cap Fund	$(46)	$46
Small Cap Fund	—	—

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2022

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2022, beneficial ownership in excess of 25% for the Funds is as follows:

		% of Outstanding
	Beneficial Owner	Shares
Mid Cap Fund	Innealta Capital, LLC	100%
Small Cap Fund	Charles Schwab & Co.	35%
	National Financial Services, LLC	46%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Acclivity Funds
EXPENSE EXAMPLES (Unaudited)
June 30, 2022

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs including redemption fees; and (2) ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 through June 30, 2022.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expenses Paid	Annualized
		Account Value	Account Value	During Period *	Expense Ratio
Actual		1/1/22	6/30/22	1/1/22-6/30/22	During Period
Acclivity Mid Cap Multi-Style Fund
	Class I	$1,000.00	$835.70	$2.00	0.44%
	Class N	1,000.00	835.70	3.14	0.69%
Acclivity Small Cap Value Fund
	Class I	$1,000.00	$871.70	$2.23	0.48%
	Class N	1,000.00	872.90	3.39	0.73%
Hypothetical (5% return before Expenses)
Acclivity Mid Cap Multi-Style Fund
	Class I	$1,000.00	$1,022.61	$2.21	0.44%
	Class N	1,000.00	1,021.37	3.46	0.69%
Acclivity Small Cap Value Fund
	Class I	$1,000.00	$1,022.41	$2.41	0.48%
	Class N	1,000.00	1,021.17	3.66	0.73%

*	Expenses are equal to the average account value over the period, multiplied by a Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Acclivity Funds
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2022

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 18 and 19, 2021, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreement between the Trust, on behalf of the Acclivity Mid Cap Multi-Style Fund (“Acclivity Mid Cap”) and the Acclivity Small Cap Value Fund (“Acclivity Small Cap Value”, and collectively with Acclivity Mid Cap, the “Funds”) and Innealta Capital, LLC (“Innealta”) (the “Innealta Advisory Agreement”).

Based on their evaluation of the information provided by Innealta in conjunction with Acclivity Small Cap Value’s and Acclivity’ Mid Cap’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Innealta Advisory Agreement with respect to Acclivity Small Cap Value and Acclivity Mid Cap.

In advance of the Meeting, the Board requested and received materials to assist them in considering the renewal of the Innealta Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Innealta Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Innealta Advisory Agreement and comparative information relating to the advisory fee and other expenses of Acclivity Small Cap Value and Acclivity Mid Cap. The materials also included due diligence materials relating to Innealta (including due diligence questionnaires completed by Innealta, select financial information of Innealta, bibliographic information regarding Innealta’s key management and investment advisory personnel, and comparative fee information relating to Acclivity Small Cap Value and Acclivity Mid Cap) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the Innealta Advisory Agreement with respect to Acclivity Small Cap Value and Acclivity Mid Cap. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Innealta Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Innealta Advisory Agreement. In considering the approval of the renewal of the Innealta Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Acclivity Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2022

Nature, Extent and Quality of Services. The Board then reviewed materials provided by Innealta related to the approval of the renewal of the Innealta Advisory Agreement, including Innealta’s Form ADV and related schedules, a description of the manner in which investment decisions are made and executed, a review of the personnel performing services for each of Acclivity Small Cap Value and Acclivity Mid Cap including the team of individuals that primarily monitor and execute the investment process. The Board discussed the extent of Innealta’s research capabilities, the quality of Innealta’s compliance infrastructure and the experience of its management personnel. The Board noted the addition of Dr. Glenn Freed as an investment strategist and portfolio manager for certain of the Funds. Additionally, the Board received satisfactory responses from the representative of Innealta with respect to a series of important questions, including: whether Innealta was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of Acclivity Small Cap Value and Acclivity Mid Cap,; whether there were procedures in place to adequately allocate trades among its respective clients; and whether Innealta’s CCO would routinely review the portfolio managers’ performance of their duties to ensure compliance under Innealta’s compliance program. The Board also reviewed the information provided on the practices for monitoring compliance with each of Acclivity Small Cap Value’s and Acclivity Mid Cap’s investment limitations. The Board also discussed details of Innealta’s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust continued to represent that Innealta’s policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted Innealta’s representation that the prospectus and statement of additional information for Acclivity Small Cap Value and Acclivity Mid Cap accurately describe such Fund’s investment strategies. The Board then reviewed the capitalization of Innealta based on financial information provided, and representations made by Innealta and its representatives, and concluded that Innealta was sufficiently well-capitalized, or Innealta’s owners had the ability to make additional contributions, in order to meet its obligations to each of Acclivity Small Cap Value and Acclivity Mid Cap. The Board concluded that Innealta had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Innealta Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Innealta to each of Acclivity Small Cap Value and Acclivity Mid Cap were satisfactory.

Performance. The Board then discussed the reports prepared by Broadridge and reviewed the performance of Acclivity Small Cap Value and Acclivity Mid Cap as compared to its respective peer group, Morningstar category and benchmark for the one year and since inception periods ended September 30, 2021. With respect to Acclivity Small Cap Value, the Board noted that Acclivity Small Cap Value outperformed the peer group median, Morningstar category median and its benchmark (the S&P 500 Total Return Index) for the one year period, and outperformed the peer group median and Morningstar category median, but underperformed its benchmark, for the since inception period. With respect to Acclivity Mid Cap, the Board noted that Acclivity Mid Cap outperformed the peer group median, Morningstar category median (Mid-Cap blend category) and benchmark (the S&P 500 Total Return Index) for the one year period and

Acclivity Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2022

outperformed the peer group median, yet underperformed the Morningstar category median and benchmark, for the since inception period The Board noted the portfolio managers’ ability to manage risk and the recent addition of investment team personnel. After further discussion, the Board concluded that each of Acclivity Mid Cap and Acclivity Small Cap Value’s past performance was acceptable and generally in line with its risk level.

Fees and Expenses. As to the costs of the services to be provided by Innealta, the Board reviewed and discussed each of Acclivity Small Cap Value’s and Acclivity Mid Cap’s advisory fee and total operating expenses as compared to its peer group and its Morningstar category as presented in the Morningstar Report. The Board reviewed the contractual arrangements, noting that Innealta charges an advisory fee at an annual rate of 0.39% and 0.35% of the average daily net assets of Acclivity Small Cap Value and Acclivity Mid Cap, respectively, under the Innealta Advisory Agreement. The Board noted the advisory fee for Acclivity Small Cap Value and Acclivity Mid Cap was significantly lower than the peer group median and Morningstar category median. The Board also reviewed the net expenses for each of Acclivity Small Cap Value and Acclivity Mid Cap as compared to its peer group and Morningstar category. The Board then reviewed the Operating Expenses Limitation Agreement noting that Innealta had agreed to waive or limit its advisory fee and/or reimburse expenses at least until April 30, 2023, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 0.48% and 0.73% of Acclivity Small Cap Value’s average net assets for Class I and Class N shares, respectively, and 0.44% and 0.69% of Acclivity Mid Cap’s average net assets for Class I and Class N shares, respectively, and found such arrangements to be beneficial to shareholders. The Board concluded that, based on Innealta’s experience, expertise and services provided to each of Acclivity Small Cap Value and Acclivity Mid Cap, the advisory fee charged by Innealta for each of Acclivity Small Cap Value and Acclivity Mid Cap was not unreasonable. With respect to Acclivity Small Cap Value and Acclivity Mid Cap, the Board also noted its approval to lower the advisory fee and expense caps of each Fund at its meeting held on April 22, 2020.

Profitability. The Board also considered the level of profits that could be expected to accrue to Innealta with respect to each of Acclivity Small Cap Value and Acclivity Mid Cap based on profitability reports and analyses prepared by Innealta and reviewed by the Board and the selected financial information of Innealta provided by Innealta. After review and discussion, the Board concluded that the anticipated profit from Innealta’s relationship with each of Acclivity Small Cap Value and Acclivity Mid Cap was not excessive.

Economies of Scale. As to the extent to which each of Acclivity Small Cap Value and Acclivity Mid Cap would realize economies of scale as it grew, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of each of Acclivity Small Cap Value and Acclivity Mid Cap and Innealta’s expectations for growth, and concluded that any material economies of scale would not be achieved in the near term.

Acclivity Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2022

Conclusion. Having requested and received such information from Innealta as the Board believed to be reasonably necessary to evaluate the terms of the Innealta Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees voting separately, determined that (a) the terms of the Innealta Advisory Agreement are not unreasonable with respect to Acclivity Mid Cap and Acclivity Small Cap Value; (b) the investment advisory fee payable for Acclivity Mid Cap and Acclivity Small Cap Value pursuant to the Innealta Advisory Agreement is not unreasonable; and (c) the Innealta Advisory Agreement is in the best interests of Acclivity Mid Cap and Acclivity Small Cap Value and its shareholders. In considering the renewal of the Innealta Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of the Innealta Advisory Agreement was in the best interest of Acclivity Mid Cap and Acclivity Small Cap Value and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Innealta Advisory Agreement.

Privacy Policy

Rev. May 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-631-490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-873-3837 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Innealta Capital, LLC
13215 Bee Cave Pkwy, Bldg A, Suite 240
Austin, Texas 78738

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Acclivity-SAR-22

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 09/02/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 09/02/22

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 09/02/22